Income tax expense - Summary of income tax expense (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current income tax expense		₩ 1,666,075	₩ 1,498,819	₩ 1,131,254
Temporary differences	[1]	(926,268)	(322,279)	131,862
Income tax recognized in other comprehensive income	[1]	877,281	294,496	(7,321)
Income tax expenses		₩ 1,617,088	₩ 1,471,036	₩ 1,255,795

[1]	As the corporate tax rate was changed due to the tax law revision in the end of 2022, the effect of the tax rate change was reflected in deferred tax assets (liabilities) expected to be realized 2023 onward.